UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22119

American Israeli Shared Values Trust

(Exact name of registrant as specified in charter)

207 East 83rd Street

Suite 2

New York, NY 10028

(Address of principal executive offices)

(Zip code)

Jamia C. Jasper

207 East 83rd Street

Suite 2

New York, NY 10028

 (Name and address of agent for service)

With copies to:

Don Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (866) 745-5955

Date of fiscal year end: November 30

Date of reporting period: November 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

American Israeli Shared Values Capital

Appreciation Fund

ANNUAL REPORT

November 30, 2008

February 2, 2009

Dear Investors,

For the year 2008, the U.S. and global economies experienced deterioration in the capital markets resulting in one of the worst recessions of the post-war period.  For stocks, it was the worst year since 1931.

The American Israeli Shared Values Capital Appreciation Fund was not spared from this global decline in the financial markets.  For the Fund’s fiscal year 2008 ending on November 30, the Fund returned -44.60%, which slightly under-performed its benchmark return of -44.24%. The benchmark is a 50/50 blend of the S&P 500 and the Tel Aviv Stock Exchange 100 Index (TASE 100).  Please keep in mind that this return number is net of the 1.75% management fee for the Fund. On a gross of fees basis, the Fund out-performed its benchmark by 1.39% (139 basis points). The Fund was overweight the healthcare sector which performed well, but the overweight to the energy sector offset much of that relative gain.  The Fund's exposure to the financial sector, although underweighted to the benchmark, hurt the absolute perfomance of the Fund.

The Fund invests in the stocks of Israeli companies and U.S. companies with ties to Israel. Both the U.S. and Israeli economies are feeling the effects of the global recession and their respective stock markets reflect this slowdown. In the U.S., the S&P 500 ended the year down 37%. U.S. economic growth is predicted to decline 4.5% in 2009. In Israel, following a gain of 25% for the benchmark TASE 100 in 2007, the TA-100 plunged 51.1% this year. For 2009, the Bank of Israel estimates that the economic growth rate will slow to negative 0.2%.  The bank predicts a market slump in the first half of 2009, followed by the market stabilizing and then resuming its growth, which according to assessments should be back on track by mid 2010.

As a result of the crisis of confidence in the financial markets over the past few months, it has become apparent that mutual funds are a more transparent and more liquid investment than unregulated financial vehicles such as hedge funds.  Unlike hedge funds, mutual funds are highly regulated vehicles offering a great degree of transparency to investors.  Securities owned by mutual fund investors are held by third-party custodians.  In addition, there is an outside pricing service that determines the Net Asset Value (NAV) price of the Fund on a daily basis. Investors are able to get in or out of mutual funds with one business day’s notice at the daily NAV price, without worry that the Fund will “close the gates” and halt redemptions. Lastly, the Fund’s semi-annual and annual audits are posted on the SEC’s website.

Zionist and Jewish investors who were cheated by the fraud of Bernard Madoff might have been better served by investing in an affinity fund such as the American Israeli Shared Values Fund. We expect that an increasing number of investors, who sought out alternative asset classes such as hedge funds and other unregulated investment pools, will return to more traditional investment vehicles such as mutual funds.

The investing process at the American Israeli Shared Values Capital Appreciation Fund is rooted in fundamental equity analysis. The portfolio manager seeks out companies that offer growth of earnings at a reasonable price. Company financial statements are analyzed to find entities with little or no debt, strong free cash flow, year over year earnings growth, and a tenured management team with a stake in the company.

Given the market’s recent slide, many fine companies, suitable for the American Israeli Shared Values Capital Appreciation Fund, have never been so attractively priced.  As such, we are optimistic in our outlook for the coming years.  While the global economic slowdown may persist well into 2009, the stock market is forward-looking and should begin to show improvement before the actual economy does.  We hope to deliver solid investment results in the coming year and appreciate your continued support as a Fund shareholder.

Please be sure to check out the American Israeli Shared Values Capital Appreciation Fund’s website at www.SharedValuesFund.com. The daily NAV of the Fund can be found on the homepage at the end of each day.  Also on the website are links to groups that track the Fund, such as Morningstar and Lipper.  The News & Updates section lists the link to all filings with the SEC as well as any press articles on the Fund.

As a no-load fund, investors can purchase shares directly, by calling 1-866-745-5955 or downloading an application from the website at www.SharedValuesFund.com.  Brokers can buy or sell shares through the Depository Trust & Clearing Corporation (DTCC) using the CUSIP 02706P107 and the NSCC number 5310.

Thank you for your interest and commitment to the American Israeli Shared Values Capital Appreciation Fund.  As the fund founder, portfolio manager, and fellow shareholder, I am happy to speak with you.  Please feel free to email me at jjasper@sharedvaluesfund.com to arrange a time to talk or ask a question.

In the meantime, I wish you much health and happiness for 2009.

Sincerely,

Jamia C. Jasper

Founder and Portfolio Manager

American Israeli Shared Values Capital Appreciation Fund

Performance data quoted represents past performance, which is no guarantee of future results.  Investment return and principal value are historical and may fluctuate so that redemption value may be worth more or less than the original cost.  All mutual funds can be affected by market and investment style risk. The Fund's investments in small and mid capitalization companies could experience greater volatility than investments in large capitalization companies. Request a prospectus, which includes investment objectives, risks, fees, expenses and other information that you should read and consider carefully before investing. The prospectus can be obtained by calling 1-866-745-5955 or by downloading it from the website, www.SharedValuesFunds.com.

AMERICAN ISRAELI SHARED VALUES FUND

Comparison of Changes in Value of $10,000

From December 12, 2007 (Since Inception) to November 30, 2008

(Unaudited)

	American Israeli (a) Shared Values Fund	S&P 500 Index (b)	S&P 500 Index/ Tel Aviv 100 Index (b)
Since Inception:	-44.60%	-38.09%	-44.24%

American Israeli Shared Values Fund $5,540
50% S&P 500 Index / 50% Tel Aviv 100 Index $5,576
S&P 500 Index $6,191
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
$4,000
12/12/2007
12/31/2007
1/31/2008
2/29/2008
3/31/2008
4/30/2008
5/31/2008
6/30/2008
7/31/2008
8/31/2008
9/30/2008
10/31/2008
11/30/2008

(a). Dividends reinvested into asset/index.

(b). The Standard & Poor's 500 Stock Index ("S&P 500") is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The Tel Aviv 100 Index is a capitalization-weighted index of 100 stocks traded on the Tel Aviv Stock Exchange (TASE). The Index was developed with a base valueof 100 as of December 31, 1991.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect a deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-745-5955.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

GRAPHICAL ILLUSTRATION

NOVEMBER 30, 2008 (Unaudited)

The following chart gives a visual breakdown of the Fund by the asset class allocation of the underlying securities, and is represented as a percentage of the portfolio.

	American Israeli Shared Values Capital Appreciation Fund
	Schedule of Investments
	November 30, 2008

Shares/Description/Percentage of Net Assets		Market Value

COMMON STOCK - 79.36%

Aircraft Parts & Auxiliary Equipment - 2.75%
230	Elbit Systems Ltd.	$ 8,563

Biological Products - 2.68%
150	Amgen, Inc. *	8,331

Calculating & Accounting Machines - 0.44%
330	Verifone Holdings, Inc. *	1,356

Cogeneration Services & Small Power Producers - 0.69%
280	AES Corp. *	2,153

Computer Communications Equipment - 0.56%
180	Electronics for Imaging, Inc. *	1,759

Computer Storage Devices - 0.41%
160	Sandisk Corp. *	1,280

Construction Machinery & Equipment - 0.79%
60	Caterpillar, Inc.	2,459

Crude Petroleum & Natural Gas - 5.04%
300	Noble Energy, Inc.	15,684

Drilling Oil & Gas Wells - 5.07%
160	Transocean, Inc. *	10,701
400	Weatherford International Ltd. *	5,108
		15,809

Electric Services - 1.35%
140	Ormat Technologies, Inc.	4,214

Electromedical & Electrotherapeutic Apparatus - 3.72%
380	Medtronic, Inc.	11,598

Electronic Computers - 5.15%
140	NDS Group PLC ADR *	6,675
420	Nice Systems Ltd. ADR *	9,366
		16,041

Fabricated Plate Work - 1.45%
250	Natco Group, Inc. Class A *	4,532

Measuring & Controlling Device - 2.29%
200	Thermo Fisher Scientific, Inc. *	7,136

National Commercial Banks - 6.64%
370	Bank of America Corp.	6,013
280	Citigroup, Inc.	2,321
390	JP Morgan Chase & Co.	12,347
		20,681

Oil & Gas Field Services, NEC - 4.46%
300	Halliburton Co.	5,280
170	Schlumberger Ltd.	8,626
		13,906

Operators of Nonresidential Buildings - 0.39%
120	Elbit Imaging Ltd.	1,211

Pharmaceutical Preparations - 11.56%
119	Johnson & Johnson	6,971
200	Merck & Co.	5,344
150	Perrigo Co.	5,162
430	Teva Pharmaceutical Industries Ltd. ADR	18,554
		36,031

Radio & TV Broadcasting & Communications Equipment - 1.47%
780	Ceragon Networks Ltd. *	4,579

Radiotelephone Communications - 1.80%
360	Partner Communications Co. Ltd. ADR	5,616

Semiconductors & Related Devices - 1.77%
400	Intel Corp.	5,520

Services-Computer Integrated Systems Design - 0.73%
300	Aladdin Knowledge Systems Ltd. *	2,265

Services-Computer Programming - 0.20%
340	Bluephoenix Solutions Ltd. *	609

Services-Miscellaneous Amusement & Recreation - 1.88%
260	Walt Disney Co.	5,855

Services-Prepackaged Software - 7.21%
500	Check Point Software Technologies Ltd. *	10,305
2,100	Elron Electronic Industries Ltd.	3,948
340	Microsoft Corp.	6,875
220	Retalix Ltd. *	1,333
		22,461

State Commercial Banks - 1.94%
200	Bank of NY Mellon Corp.	6,042

Surgical & Medical Instruments - 0.67%
230	Given Imaging Ltd. *	2,100

Telephone & Telegraph Apparatus - 0.43%
420	Alvarion Ltd. *	1,344

Telephone Communications - 1.64%
220	Cellcom Israel Ltd.	5,095

Water Transportation - 4.18%
330	Tidewater, Inc.	13,028

TOTAL FOR COMMON STOCK (Cost $411,733) - 79.36%		247,258

EXCHANGE TRADED FUNDS - 8.50%
100	SPDR Trust Series 1	9,013
300	Pharmaceutical Holders Trust	17,472
		26,485

TOTAL EXCHANGE TRADED FUNDS (Cost $29,993) - 8.50%		26,485

SHORT TERM INVESTMENTS - 12.06%
37,571	Huntington Money Market Fund - Class IV 1.33% ** (Cost $37,571)	37,571

TOTAL INVESTMENTS (Cost $479,297) - 99.92%		311,314

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.08%		249

NET ASSETS - 100.00%		$ 311,563

* Non-income producing securities during the period.
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at November 30, 2008.
The accompanying notes are an integral part of these financial statements.

American Israeli Shared Values Capital Appreciation Fund
Statement of Assets and Liabilities
November 30, 2008

Assets:
Investments in Securities, at Value (Cost $479,297)	$ 311,314
Receivables:
Dividends and Interest	677
Total Assets	311,991
Liabilities:
Accrued Advisory Fees	428
Total Liabilities	428
Net Assets	$ 311,563

Net Assets Consist of:
Paid In Capital	$ 534,556
Accumulated Undistributed Net Investment Income	268
Accumulated Realized Loss on Investments	(55,278)
Unrealized Depreciation in Value of Investments	(167,983)
Net Assets, for 56,206 Shares Outstanding	$ 311,563

Net Asset Value Per Share and Offering Price	$ 5.54

Minimum Redemption Price Per Share *	$ 5.43

* The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.
The accompanying notes are an integral part of these financial statements.

American Israeli Shared Values Capital Appreciation Fund
Statement of Operations
For the period December 12, 2007 (commencement of
operations) through November 30, 2008

Investment Income:
Dividends (net of $295 foreign tax withheld)	$ 6,088
Interest	911
Total Investment Income	6,999

Expenses:
Advisory Fees (Note 3)	6,731
Total Expenses	6,731

Net Investment Income	268

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(55,278)
Net Change in Unrealized Depreciation on Investments	(167,983)
Realized and Unrealized Loss on Investments	(223,261)

Net Decrease in Net Assets Resulting from Operations	$ (222,993)

The accompanying notes are an integral part of these financial statements.

American Israeli Shared Values Capital Appreciation Fund
Statements of Changes in Net Assets

12/12/2007 *
to
11/30/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 268
Net Realized Loss on Investments	(55,278)
Net Change In Unrealized Depreciation on Investments	(167,983)
Net Decrease in Net Assets Resulting from Operations	(222,993)

Capital Share Transactions:
Proceeds from Sale of Shares	434,556
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	-
Net Increase in Net Assets from Shareholder Activity	434,556

Net Assets:
Net Increase in Net Assets	211,563
Beginning of Period	100,000
End of Period (Including Accumulated Undistributed Net Investment Income of $268)	$ 311,563

Share Transactions:
Shares Sold	46,206
Shares Issued on Reinvestment of Dividends	-
Shares Redeemed	-
Net Increase in Shares	46,206
Outstanding at Beginning of Period	10,000
Outstanding at End of Period	56,206

* Commencement of operations
The accompanying notes are an integral part of these financial statements.

American Israeli Shared Values Capital Appreciation Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

12/12/2007 (a)
to
11/30/2008

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.01
Net Loss on Securities (Realized and Unrealized)	(4.47)
Total from Investment Operations	(4.46)

Net Asset Value, at End of Period	$ 5.54

Redemption Fees ****	-

Total Return **	(44.60)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 312
Ratio of Expenses to Average Net Assets ***	1.75%
Ratio of Net Investment Income to Average Net Assets *** †	0.07%
Portfolio Turnover	70.81%

(a) Commencement of operations.
* Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
** Total return in the above table represents the return that the investor would have earned or lost over the period indicated on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year. Total return calculation does not reflect redemption fee.
*** Annualized
**** Amount calculated is less than $0.005.
† These ratios exclude the impact of expenses of the underlying security holdings listed on the schedule of investments.

The accompanying notes are an integral part of these financial statements.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2008

1.  ORGANIZATION

The American Israeli Shared Values Capital Appreciation Fund (the “Fund”) was organized as a diversified series of the American Israeli Shared Values Trust (the “Trust”) on September 10, 2007.  The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 20, 2007 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees and commenced operations on December 12, 2007.  The investment adviser to the Fund is AmerIsrael Capital Management, LLC (the “Adviser”).

The investment objective of the Fund is to seek long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION:

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Lacking a last sale price or Official Closing Price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on the yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on the other markets, exchanges or among dealers); or (iii) yield to maturity will respect to debt issues, or a combination or these are other methods.

In September 2006, FASB issued Financial Accounting Standards (FAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. FAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with FAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. FAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                           Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $311,314                          $         -

Level 2 – Significant Other Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $311,314                          $         -

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Effective December 12, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No.48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No.109, “Accounting for Income Taxes.”  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended November 30, 2008 the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION:  The net asset value per share of the Fund is calculated by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The offering price per share is equal to the net asset value per share.  The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the highest cost first out method in computing gain or loss on sale of securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s rules and rates.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: The Board of Trustees selected AmerIsrael Capital Management, LLC as the investment adviser to the Fund.  Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.75% of the average daily net assets of the Fund during the term of the Agreement.  For the period December 12, 2007 to November 30, 2008 the Adviser earned $6,731, of which $428 was due to Adviser as of November 30, 2008.

The Adviser has agreed to pay all operating expenses of the Fund, and all other operating expenses not specifically assumed by the Fund, with the exception of all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses of securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s trustees and officers with respect thereto.  The Fund will also pay expenses that it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act. The Adviser may obtain reimbursement from the Fund, at such time or times as determined by the Adviser, for any of the expenses advanced by the Adviser, with the Fund is obligated to pay, and such reimbursement shall not be considered to be part of the Adviser’s compensation pursuant to the Agreement.

4.  CAPITAL SHARE TRANSACTIONS

At November 30, 2008, there were an unlimited number of shares authorized and 56,206 shares outstanding, and paid-in capital amounted to $534,556 for the Fund.

5.  INVESTMENT TRANSACTIONS

For the period December 12, 2007 to November 30, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were $748,521 and $251,516, respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes the cost of securities owned at November 30, 2008 was $489,135. At November 30, 2008 the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$2,738	$(180,559)	$(177,821)

As of November 30, 2008, the difference between book basis and tax basis unrealized depreciation was primarily attributed to the tax deferral of $6,548 of post-October losses and wash sales.

6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2008, 70.99% of all outstanding shares of the Fund were owned by the Adviser and 10.05% of the Fund was owned by its officer.  An officer of the Adviser is also an officer of the Trust.

7.  DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  The Plan permits the Fund to pay the Adviser for certain distribution and promotion expenses related to the marketing of the Fund.  The amount payable annually by the Fund is 0.25% of its average daily net assets.  Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.  The Plan has not been activated and the Fund has no present intention to activate the Plan.

8. Distributions

The Fund did not pay a dividend distribution for the period December 12, 2007 to November 30, 2008.

9. Capital Loss Carryforwards

At November 30, 2008, the American Israeli Shared Values Capital Appreciation Fund had available for federal income tax purposes an unused capital loss carryforward of $45,440 which expires in 2016.  To the extent that these carryfowards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

10. Concentration of Risk

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Israeli and American companies that have an economic interest in or connection to the Jewish State.  As of November 30, 2008, the Fund was in compliance with this prospectus guideline.    Investing in companies from one geographic region may pose additional risks inherent to a region’s economic and political situation.  Other risks may apply to the Fund which are outlined in the Fund’s prospectus and Statement of Additional Information.

11. Distributions to Shareholders

The Fund paid an ordinary income distribution of $0.0093 per share on December 19, 2008.  No distributions were paid to shareholders during the fiscal period ending November 30, 2008.

As of November 30, 2008 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$268
Accumulated Net Realized Gain (Loss) on Investments	(45,440)
Net Unrealized Appreciation/(Depreciation)	(177,821)
Total	$(222,993)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

American Israeli Shared Values Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Israeli Shared Values Trust, comprising American Israeli Shared Values Capital Appreciation Fund (the “Fund”) as of November 30, 2008, and the related statements of operations and changes in net assets, and financial highlights for the period December 12, 2007 (commencement of operations) through November 30, 2008. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2008 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of comprising American Israeli Shared Values Capital Appreciation Fund as of November 30, 2008, the results of its operations, changes in its net assets and its financial highlights for the period December 12, 2007 (commencement of operations) through November 30, 2008, and in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

January 20, 2009

American Israeli Shared Values Capital Appreciation Fund
Expense Illustration
November 30, 2008 (Unaudited)

Expense Example

As a shareholder of the American Israeli Shared Values Capital Appreciation Fund, you incur ongoing costs which typically consist of  management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, June 1, 2008 and held for the entire six month period ended November 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2008	November 30, 2008	June 1, 2008 to November 30, 2008

Actual	$1,000.00	$554.00	$6.80
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.25	$8.82

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

BOARD OF TRUSTEES

NOVEMBER 30, 2008 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee
Richard S. Chase 655 Deerfield Road Suite 100-219 Deerfield, IL 60015 1968	Trustee	Indefinite/ November 2008 to Present	Director, Duff & Phelps, LLC, 2008 to Present. Manager, American Capital, Ltd., 2007 to 2008. Manager, Ernst & Young, LLP, 2005 to 2007.	1	None
Michael G. Landsman 1384 Sheridan Road Highland Park, IL 60035 1936	Trustee	Indefinite/ November 2007 to Present	President, Miggle Toys, Inc., 1992 to Present.	1	None
Adi Scop 119 Audley Road London, NW 43 England 1969	Trustee	Indefinite/ November 2007 to Present	Chief Executive Officer, Cheetah Securities, 2004 to Present.	1	None
Adele S. Luster 200 West 70th Street Apt. 6G New York, NY 10023 1969	Trustee	November 2007 to October 2008	Finance Manager, Vice President, Jones Lang LaSalle, October 2003 to Present. General Manager, Jones, Lang LaSalle, October 1998 to October 2003.	1	None

1The “Fund Complex” consists of the American Israeli Shared Values Capital Appreciation Fund.

Adele Luster’s resignation date from the Board of Trustees of the Fund was October 30, 2008.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.  Jamia C. Jasper is an "interested person" of the Trust by virtue of her controlling ownership of the investment adviser to the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee [2]	Other Directorships Held by Trustee
Jamia C. Jasper 207 East 83rd Street, Apt.3 New York, New York 10028 1969	President, Chairman, Trustee, Chief Compliance Officer, Anti-Money Laundering Compliance Officer, Secretary, Chief Financial Officer, and Treasurer.	Indefinite/ September 2007 to Present	From 2006 to present, Ms. Jasper has been involved in the creation and organization of the Fund and the adviser. From 2000 to 2006 Ms. Jasper was a relationship manager and credit analyst in commercial real estate lending with the Bank of New York. During 2005 and 2006, Ms. Jasper was also involved in several internet based business ventures including a socially conscious online retail store. Prior to joining the Bank of New York in 2000, Ms. Jasper worked for Jones Lang Lasalle, a leading real estate and investment management firm.	1	None

Trustee fees amounted to $15,000 for the year end November 30, 2008.

1 The “Fund Complex” consists of the American Israeli Shared Values Capital Appreciation Fund.

2  The Trust’s audit committee consists of Richard S. Chase and Adi Scop.  The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Fund, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Fund’s independent auditors and the full Board of Trustees.  None of the audit committee members are “Interested” as defined in the Investment Company Act of 1940, as amended.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2008 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ending November 30, are available without charge upon request by (1) calling the Fund at (866) 745-5955 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on February 28 and August 30. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-866-745-5955.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-866-745-5955.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  No amendments

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of directors has determined that Adi Scop is an audit committee financial expert.  Mr. Scop is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2008

$ 11,000

(b)

Audit-Related Fees

Registrant

[Adviser]

FY 2008

$0.00

$0.00

Nature of the fees:

Annual Audit

(c)

Tax Fees

Registrant

[Adviser]

FY 2008

$ 500.00

$0.00

Nature of the fees:

Tax Preparation

(d)

All Other Fees

Registrant

[Adviser]

FY 2008

$1200.00

$0.00

Nature of the fees:

Consulting and review of the semi-annual report

(e)

(1)

Audit Committee’s Pre-Approval Policies

Annual Audit:

To approve prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Fund’s financial statements, to recommend to those Board member who are not interested person the selection, retention or termination of the Fund’s independent audit and to review and evaluate matters potentially affecting the independence and capabilities of the auditors,  To review and approve the fees proposed to be charges. To review the arrangements for and scope of the annual audit.

Special Services:  To approve prior to appointment the engagement of the auditor to provide other audit services or non-audit services to the Fund, such as tax preparation.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

0%

(f)

Option 1 – Less than 50%

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

[Adviser]

FY 2008

$0.00

$0.00

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of November 30, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Israeli Shared Values Trust

By /s/Jamia C. Jasper

*President

Date January 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jamia C. Jasper

*President

Date January 30, 2009

* Print the name and title of each signing officer under his or her signature.